OTHER ASSETS - Schedule of amounts receivable from the subletting agreement (Details) - Subletting agreement with Curitiba Data Center R$ in Thousands	Dec. 31, 2019 BRL (R$)
OTHER ASSETS
Nominal value receivable	R$ 16,966
Present value of accounts receivable	10,226
2020
OTHER ASSETS
Nominal value receivable	780
Present value of accounts receivable	759
2021
OTHER ASSETS
Nominal value receivable	780
Present value of accounts receivable	721
2022
OTHER ASSETS
Nominal value receivable	780
Present value of accounts receivable	685
2023
OTHER ASSETS
Nominal value receivable	780
Present value of accounts receivable	651
2024
OTHER ASSETS
Nominal value receivable	780
Present value of accounts receivable	619
2025 onwards
OTHER ASSETS
Nominal value receivable	13,066
Present value of accounts receivable	R$ 6,791